Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Loss Per Share
	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Weighted average shares outstanding (000s)
Basic and dilutive (1)	218,645	85,750	69,203
Continuing operations
Net loss attributable to Sundial Growers Inc.	(206,056)	(142,533)	(56,526)
Per share - basic and diluted	$(0.95)	$(1.67)	$(0.82)
Discontinued operations
Net loss attributable to Sundial Growers Inc.	(33,627)	(128,931)	—
Per share - basic and diluted	$(0.15)	$(1.50)	$—
Net loss attributable to Sundial Growers Inc.	(239,683)	(271,464)	(56,526)
Per share - basic and diluted	$(1.10)	$(3.17)	$(0.82)
(1)

For the year ended December 31, 2020, there were 1.0 million warrants exercisable, 2.2 million simple warrants exercisable and 1.1 million performance warrants exercisable that were excluded from the calculation as the impact was anti-dilutive (year ended December 31, 2019 – 6.2 million warrants, 5.1 million simple warrants and 4.5 million performance warrants, ten months ended December 31, 2018 – 2.2 million simple warrants and 2.0 million performance warrants).